Supplemental Financial Statement Information	12 Months Ended
May 01, 2011
Supplemental Financial Statement Information
Supplemental Financial Statement Information
Note 5.	Supplemental Financial Statement Information

	Successor	Predecessor
	May 1, 2011	May 2, 2010
	(in millions)	(in millions)
Trade accounts receivable:
Trade	$201.5	$187.3
Allowance for doubtful accounts	—	(0.3)

Total	$201.5	$187.0

Inventories:
Finished products	$613.4	$616.8
Raw materials and in-process materials	44.3	43.5
Packaging materials and other	109.2	108.3
LIFO reserve	—	(42.2)

Total	$766.9	$726.4

Prepaid expenses and other current assets:
Prepaid expenses	$71.4	$85.0
Other current assets	94.0	43.5

Total	$165.4	$128.5

Property, plant and equipment, net:
Land and land improvements	$44.9	$33.9
Buildings and leasehold improvements	242.3	304.7
Machinery and equipment	363.0	784.4
Computers and software	36.4	112.9
Construction in progress	55.0	50.9

	741.6	1,286.8
Accumulated depreciation	(9.9)	(628.0)

Total	$731.7	$658.8

Accounts payable and accrued expenses:
Accounts payable—trade	$157.3	$172.1
Marketing and advertising	70.4	84.2
Accrued payroll and related costs	51.1	57.3
Accrued interest	30.1	5.6
Income tax payable	0.5	0.5
Current portion of pension liability	29.7	44.5
Other current liabilities	147.6	105.3

Total	$486.7	$469.5

Other non-current liabilities:
Accrued postretirement benefits	$142.7	$137.3
Pension liability	18.6	38.1
Other non-current liabilities	99.2	84.8

Total	$260.5	$260.2

	Successor	Predecessor
	March 8, 2011 through May 1, 2011	May 3, 2010 through March 7, 2011	Fiscal 2010	Fiscal 2009
	(in millions)	(in millions)
Allowance for doubtful accounts rollforward:
Allowance for doubtful accounts at beginning of period	$—	$(0.3)	$(0.2)	$(0.1)
Additions: charged to costs and expenses	—	—	(0.1)	(0.1)
Deductions: write-offs or reversals	—	0.1	—	—

Allowance for doubtful accounts at end of period	$—	$(0.2)	$(0.3)	$(0.2)